Taxes On Income - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Approved Enterprise USD ($)	Dec. 31, 2012 Encouragement Of Industry Taxes Nineteen Ninety Six Y	Dec. 31, 2012 U S Federal USD ($)	Dec. 31, 2012 Israeli Tax Authority USD ($)	Dec. 31, 2012 Israeli Tax Authority ILS	Dec. 31, 2012 U S State USD ($)	Dec. 31, 2012 U S State Minimum	Dec. 31, 2012 U S State Maximum	Dec. 31, 2012 Research And Development Tax Credit USD ($)	Dec. 31, 2012 Research And Development Tax Credit Minimum	Dec. 31, 2012 Research And Development Tax Credit Maximum	Dec. 31, 2012 Israeli Taxation Approved Enterprise	Dec. 31, 2012 Israeli Taxation Approved Enterprise Minimum	Dec. 31, 2012 Israeli Taxation Approved Enterprise Maximum	Dec. 31, 2012 Privileged Enterprise USD ($)	Dec. 31, 2012 Two Thousand Two Through Two Thousand Seven Israeli Tax Authority USD ($)	Dec. 31, 2012 Two Thousand Two Through Two Thousand Seven Israeli Tax Authority ILS	Dec. 31, 2011 Two Thousand Eleven To Two Thousand Twelve	Dec. 31, 2011 Two Thousand Thirteen To Two Thousand Fourteen	Dec. 31, 2011 Two Thousand Fifteen And Thereafter
Operating Loss Carryforwards [Line Items]
Uncertain tax positions interest expense	$ 15,032	$ 13,587	$ 10,695
Uncertain tax positions accrued interest	63,059	48,027
Taxes payable							68,000	254,000
Additional taxes demanded by tax authority																			755,000	2,819,000
Corporate tax rate	25.00%	24.00%	25.00%												15.00%
Enacted effective income tax rate																					15.00%	12.50%	12.00%
Retained earnings exempt from tax	4,593,045	3,973,045		713,007														986,433
Income tax liability incurred				163,617														157,991
Dividend income tax rate	15.00%														15.00%
Common shares repurchased, shares																		94,314,818
Common shares repurchased, value																		2,534,741
Tax relief grant on amount of tax which should have been paid on distributable earnings																30.00%	60.00%
Corporate income tax	21.00%	20.00%	20.00%													6.00%	17.50%
Reduced corporate tax payment date																	30 days
Temporary reduced tax relief implementation date															Nov. 12, 2013
Released earning re-invested in Israel																	30.00%
Minimum percentage of income in tax year from industrial production to be considered an "Industrial Company" in Israel	90.00%
Fixed assets amortization period (in years)					8
Undistributed earnings	150,842
U.S. federal loss carry forward						$ 638,104			$ 263,967			$ 13,000
Operating loss carry forward expiration years						2025				2013	2024		2019	2031